Other Long-Term Liabilities - Additional Information (Detail) (USD $)	6 Months Ended
	Jun. 30, 2012 Y	Dec. 31, 2011
Leases For Five 4500 TEU Vessels [Member]
Other Long-Term Liabilities [Line Items]
Carrying value of vessels being funded	$ 463,058,000	$ 470,770,000
Lease For One Thirteen Thousand One Hundred Twenty Foot Equivalent Unit Vessel A [Member]
Other Long-Term Liabilities [Line Items]
Carrying value of vessels being funded	167,635,000	170,330,000
Lease For One Thirteen Thousand One Hundred Twenty Foot Equivalent Unit Vessel B [Member]
Other Long-Term Liabilities [Line Items]
Carrying value of vessels being funded	173,379,000	89,790,000
Terms of leases (in years)	12
Financing from lessor	109,000,000
Amount of option to purchase the vessel from the lessor	$ 1